BUSINESS COMBINATION (Narrative) (Details) ¥ in Thousands, $ in Thousands				12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 20, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Business combination [Line Items]
Minimum operating income required for payment of contingent consideration | ¥			¥ 10,000
Sumpay.cn [Member]
Business combination [Line Items]
Percentage of voting interests acquired			63.00%
Acquisition-related costs | $				$ 48
Ownership percentage	37.00%	37.00%		37.00%
Discount rate (as a percent)				18.61%
Long-term sustainable growth rate (as a percent)				3.00%
Fair value of the contingent consideration			¥ 6,300	$ 6,300
Contributed revenues to the Group	$ 109	¥ 708
Contributed losses to the Group	$ 81	¥ 525